RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transaction [Line Items]
Schedule of Related Party Transactions
A summary of long-term balances owed to related parties as of December 31, 2017 and 2016 is as follows:

(in thousands of $)	2017	2016
Hemen	44,000	—
	44,000	—

A summary of net amounts charged by related parties in 2017, 2016 and 2015 is as follows:

(in thousands of $)	2017	2016	2015
ICB Shipping (Bermuda) Ltd	—	—	579
Frontline Ltd	4,210	6,521	13,192
The Former Golden Ocean	—	—	134
Ship Finance International Limited	27,977	25,564	12,060
Seateam Management Pte Ltd	3,103	2,638	1,932
Seatankers Management Co Ltd	9,696	4,216	159
Golden Opus Inc	1,286	1,114	—
Capesize Chartering Ltd	57	98	—
Affiliates of Hemen	634	—	—
	46,963	40,151	28,056

Net amounts charged by related parties comprise general management and commercial management fees, charter hire expenses, newbuilding supervision fees, interest expenses and newbuilding commission fees.

A summary of net amounts charged to related parties in 2017, 2016 and 2015 is as follows:

(in thousands of $)	2017	2016	2015
Ship Finance International Limited	738	795	560
Seatankers Management Co Ltd	933	957	310
United Freight Carriers LLC	—	150	—
Capesize Chartering Ltd	3,368	945	—
	5,039	2,847	870
A summary of balances due from related parties as of December 31, 2017 and 2016 is as follows:

(in thousands of $)	2017	2016
Capesize Chartering Ltd	—	322
Frontline Ltd	1,095	1,523
Ship Finance International Ltd	60	2
Seatankers Management Co Ltd	825	77
Golden Opus Inc	10	3
	1,990	1,927

A summary of short-term balances owed to related parties as of December 31, 2017 and 2016 is as follows:

(in thousands of $)	2017	2016
Capesize Chartering Ltd	879	—
Frontline Ltd	1,822	1,044
Seatankers Management Co Ltd	—	270
Golden Opus Inc	29	73
	2,730	1,387